Earnings per Share - Computation of Earnings per Share (EPS) (Detail) - USD ($) $ / shares in Units, shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Net income (loss)		$ 259	$ 1,599	$ 607
Less: Net income (loss) attributable to non-controlling interests		59	73	68
Net income (loss) attributable to stockholders		$ 200	$ 1,526	$ 539
Weighted average number of shares outstanding (after deduction of treasury shares) during the year		338,477	239,764	237,954
Plus incremental shares from assumed conversion of:
Options	[1]	5,582	6,194	6,753
Restricted Share Units, Performance Share Units and Equity Rights	[2]	3,548	4,158	3,902
Warrants	[3]	0	0	0
Dilutive potential common share		9,130	10,352	10,655
Adjusted weighted average number of shares outstanding (after deduction of treasury shares) during the year	[1]	347,607	250,116	248,609
Basic net income (loss)		$ 0.59	$ 6.36	$ 2.27
Diluted net income (loss)		$ 0.58	$ 6.10	$ 2.17

[1]	Stock options to purchase up to 1.4 million shares of NXP's common stock that were outstanding in 2016 (2015: 0.7 million shares; 2014: 0.5 million shares) were anti-dilutive and were not included in the computation of diluted EPS because the exercise price was greater than the average fair market value of the common stock or the number of shares assumed to be repurchased using the proceeds of unrecognized compensation expense and exercise prices was greater than the weighted average number of shares underlying outstanding stock options.
[2]	Unvested RSU's, PSU's and equity rights of 0.9 million shares that were outstanding in 2016 (2015: 0.5 million shares; 2014: 1.2 million shares) were anti-dilutive and were not included in the computation of diluted EPS because the number of shares assumed to be repurchased using the proceeds of unrecognized compensation expense was greater than the weighted average number of outstanding unvested RSU's, PSU's and equity rights or the performance goal has not been met.
[3]	Warrants to purchase up to 11.2 million shares of NXP's common stock at a price of $133.32 per share were outstanding in 2016 (2015: 11.2 million shares at a price of $133.32; 2014: nil). Upon exercise, the warrants will be net share settled. At the end of 2016 and 2015, the warrants were not included in the computation of diluted EPS because the warrants' exercise price was greater than the average fair market value of the common shares.